Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Realized and unrealized gains on non-designated derivative instruments (note 9)	$ 449	$ 4,817	$ 467
Interest Rate Swap [Member] | realized gain (loss) on Derivative Instrument Termintation
Derivative [Line Items]
Realized and unrealized gains on non-designated derivative instruments (note 9)	$ 3,215	$ 0	$ 0